Segments and Geographic Areas	12 Months Ended
Dec. 31, 2012
Segments and Geographic Areas

Note 17—Segments and Geographic Areas

Pacific Drilling is engaged in offshore contract drilling operations in international locations, with the operation and management of our ultra-deepwater drillships. Our primary business is to contract our drillships, related equipment and work crews primarily on a dayrate basis. We specialize in technically demanding segments of the offshore drilling business with a focus on deepwater drilling services.

Although we operate in many geographic locations, there is a similarity of economic characteristics among all of our locations, including the nature of services provided and the type of customers. Our drillships are part of a single, global market for contract drilling services and can be redeployed globally due to changing demands. We intend to evaluate the performance of our operating segments based on revenues from external customers and operating profit by rig. The consolidation of our operating segments into one reportable segment is attributable to how we manage our business. The accounting policies of our operating segments are the same as those described in the summary of significant accounting policies (Note 2).

As of December 31, 2012, the Pacific Bora and the Pacific Scirocco were located offshore Nigeria, the Pacific Mistral was located offshore Brazil, the Pacific Santa Ana was located offshore the United States and the Pacific Khamsin, the Pacific Sharav and the Pacific Meltem were located offshore South Korea, where they are under construction by SHI.

During the years ended December 31, 2012, 2011 and 2010, the percentage revenues earned by geographic area as follows is based on drilling location:

	Years ended December 31,
	2012	2011	2010
Nigeria	63.6%	100.0%	—
Brazil	22.1%	—	—
Gulf of Mexico	14.3%	—	—